EMPLOYEES' RIGHTS UPON RETIREMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance Pay Expenses	$ 142	$ 290	$ 123